Registration Nos. 033-39133

811-06241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 93	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 96	☒

(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of February, 2020.

LOOMIS SAYLES FUNDS II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief
David L. Giunta	Executive Officer and Trustee	February 20, 2020

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	February 20, 2020

Kevin P. Charleston*
Kevin P. Charleston	Trustee	February 20, 2020

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	February 20, 2020

Edmond J. English*
Edmond J. English	Trustee	February 20, 2020

Richard A. Goglia*
Richard A. Goglia	Trustee	February 20, 2020

Wendell J. Knox*
Wendell J. Knox	Trustee	February 20, 2020

Martin T. Meehan*
Martin T. Meehan	Trustee	February 20, 2020

Maureen B. Mitchell*
Maureen B. Mitchell	Trustee	February 20, 2020

James P. Palermo*
James P. Palermo	Trustee	February 20, 2020

Erik Sirri*
Erik Sirri	Trustee	February 20, 2020

Peter Smail*
Peter Smail	Trustee	February 20, 2020

Kirk A. Sykes*
Kirk A. Sykes	Trustee	February 20, 2020

Cynthia L. Walker*	Trustee	February 20, 2020
Cynthia L. Walker

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1,2]
February 20, 2020

[1]

Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated December 5, 2018, effective December 10, 2018, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(1) to PEA No. 86 filed on January 28, 2019.

[2]

Power of Attorney for Kirk A. Sykes dated August 24, 2019, effective September 1, 2019, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for Mr. Sykes is incorporated by reference to exhibit (q)(2) to PEA No. 90 to the Registration Statement filed on September 30, 2019.

Loomis Sayles Funds II

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase